Document and Entity Information	Jul. 26, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000351817
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 26, 2024
Entity Registrant Name	SilverBow Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-8754
Entity Tax Identification Number	20-3940661
Entity Address, Address Line One	920 Memorial City Way
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	874-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SBOW
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE